TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Corporate Tax Rates
	Year ended December 31,
	2013	2012	2011

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	35%	34%

Schedule of Deferred Tax Liabilities
	December 31,
	2013	2012
Deferred tax assets:
Lease provision	$1,769	$1,749
Swap instrument	390	682
Mortgage loan	246	245

Deferred tax assets	2,405	2,676

Deferred tax liabilities:
Land	(5,931)	(5,770)
Building	(12,016)	(11,834)
Other assets, net	(273)	(334)

Deferred tax liabilities	(18,220)	(17,938)

Deferred tax liabilities, net	$(15,815)	$(15,262)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
	Year ended December 31,
	2013	2012	2011

Income (loss) before taxes as reported	$5,142	$5,698	$2,331

Theoretical tax benefit computed at the statutory rate (24%, 25% and 25% for the years 2011, 2012 and 2013, respectively)	$1,286	$1,424	$560
Differences in tax rates on income deriving from foreign subsidiaries	(170)	(54)	42
Gain derived from bargain purchase	-	-	(1,059)
Tax adjustments in respect of currency translation	(160)	(305)	154
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	223	324	626
Settlement of prior years tax assessments		-	41
Other non-deductible expenses	339	254	117

Income tax expense	$1,518	$1,643	$481

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2013	2012	2011

Domestic	$328	$(810)	$(3,138)
Foreign	4,814	6,508	5,469

	$5,142	$5,698	$2,331

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2013	2012	2011

Current	$1,397	$1,537	$863
Deferred	121	106	(382)

	$1,518	$1,643	$481

Domestic	$-	$-	$-
Foreign	1,518	1,643	481

	$1,518	$1,643	$481